Borrowings - Financial Liabilities (Narrative I) (Details Narrative) $ in Thousands						1 Months Ended									2 Months Ended	3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Nov. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Apr. 30, 2025 Vessel capacity in DWT	Nov. 30, 2024 USD ($) Vessel capacity in DWT	Feb. 29, 2024 USD ($) Vessel capacity in DWT	Jan. 31, 2024 USD ($) Vessel capacity in DWT	Nov. 30, 2023 USD ($) Vessel capacity in DWT	Oct. 31, 2023 USD ($)	May 31, 2023 USD ($) Vessel capacity in DWT	Feb. 28, 2023 USD ($) Vessel	Dec. 31, 2025 USD ($)	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($) Vessel capacity in DWT	Dec. 31, 2024 USD ($) Capacity	Oct. 31, 2025 USD ($)
Sale Leaseback Transaction [Line Items]
Finance lease liabilities																$ 329,860			$ 329,860	$ 325,784
Vessel year built	2023	2023	2023	2016	2023												2019	2023		2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax												Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010												81,692	5,300		5,300
Two Containerships And Two Aframax [Member]
Sale Leaseback Transaction [Line Items]
Amount drawn down																			$ 43,850	$ 131,750
Financial Liabilities [Member] | Navios Lumen [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			November 2024
Finance lease, liability									$ 16,000
Duration period									4 years
Maturity date																			fourth quarter of 2028
Finance lease liabilities																12,804			$ 12,804
Vessel year built									2009
Vessel type									Capesize
Vessel capacity in DWT | Vessel capacity in DWT									180,493
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			241.00%
Financial Liabilities [Member] | Navios Azimuth [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			February 2024
Finance lease, liability										$ 16,800
Maturity date																			first quarter of 2030
Finance lease liabilities																13,806			$ 13,806		$ 43,760
Vessel year built										2011
Vessel capacity in DWT | Vessel capacity in DWT										179,169
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			225.00%
Financial Liabilities [Member] | Two Containerships And Two Aframax [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			November 2023
Maturity date																			ten years after the delivery date
Finance lease liabilities												$ 175,600				82,680			$ 82,680
Vessel capacity in DWT | Vessel capacity in DWT												5,300							115,807
Prepayments of debt																82,480
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			200.00%
Financial Liabilities [Member] | 2025-built Aframax/LR2 tanker vessel [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built								2025
Vessel type								Aframax/LR2 tanker vessel
Vessel capacity in DWT | Vessel capacity in DWT								115,762
Financial Liabilities [Member] | Nave Polaris [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																			2025
Vessel type																			Aframax/LR2 tanker vessel
Financial Liabilities [Member] | Navios Horizon I [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			October 2023
Duration period													12 years
Maturity date																			fourth quarter of 2035
Finance lease liabilities													$ 22,800			19,044			$ 19,044
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			220.00%
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			May 2023
Maturity date																			ten years after each vessel’s delivery date
Finance lease liabilities							$ 89,000							$ 178,000		82,105			$ 82,105
Vessel type														Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT														5,300
Amount drawn down						$ 6,455
Prepayments of debt							$ 81,315
Line of credit facility, remains to be drawn																82,545			$ 82,545
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			210.00%
Financial Liabilities [Member] | One New Building Tanker Vessel [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			January 2024
Finance lease, liability											$ 45,260
Vessel type											Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT											115,000
Financial Liabilities [Member] | Navios Felix [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date																			February 2023
Finance lease, liability															$ 32,000
Duration period																			10 years
Maturity date															first quarter of 2033
Finance lease liabilities																$ 23,146			$ 23,146
Vessel year built															2016
Vessel type															Capesize
Vessel capacity in DWT | Vessel															181,221
Debt instrument, description of variable rate basis															Term SOFR
Debt instrument, basis spread on variable rate															211.00%